Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net cash provided by operating activities	¥ 1,028,836	¥ (1,791,585)	¥ 2,013,322
Cash flows from investing activities:
Other—net	6,608	73,762	(31,766)
Net cash used in investing activities	(3,336,616)	(1,252,841)	(11,950,290)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	3,829,535	3,210,761	7,570,238
Repayment of long-term debt	(22,910,590)	(3,956,044)	(4,188,643)
Proceeds from sales of treasury stock	11,039	3,327	1,212
Payments for acquisition of treasury stock	(418,444)	(400,090)	(450,376)
Other—net	51,976	(39,579)	55,089
Net cash provided by (used in) financing activities	1,405,813	(2,768,754)	11,803,571
Net increase (decrease) in cash and cash equivalents	(820,525)	(3,832,709)	2,909,041
Cash and cash equivalents at beginning of fiscal year	110,124,736	113,957,445	111,048,404
Cash and cash equivalents at end of fiscal year	109,304,211	110,124,736	113,957,445
MUFG:
Cash flows from operating activities:
Net cash provided by operating activities	1,316,469	839,937	609,641
Cash flows from investing activities:
Proceeds from sales and dispositions of investments in subsidiaries and affiliated companies	0	865	41,125
Net decrease (increase) in loans to subsidiaries	1,916,662	(231,891)	(2,204,831)
Other—net	(13,231)	(8,787)	(7,791)
Net cash used in investing activities	1,903,431	(239,813)	(2,171,497)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	(157,654)	(6,025)	145,513
Proceeds from issuance of long-term debt	1,609,505	1,809,416	3,833,878
Repayment of long-term debt	(3,526,431)	(1,578,887)	(1,630,695)
Proceeds from sales of treasury stock	1	1	0
Payments for acquisition of treasury stock	(400,042)	(400,037)	(450,019)
Dividends paid	(532,977)	(439,755)	(380,447)
Other—net	(8,818)	(10,700)	(14,160)
Net cash provided by (used in) financing activities	(3,016,416)	(625,987)	1,504,070
Net increase (decrease) in cash and cash equivalents	203,484	(25,863)	(57,786)
Cash and cash equivalents at beginning of fiscal year	147,740	173,603	231,389
Cash and cash equivalents at end of fiscal year	¥ 351,224	¥ 147,740	¥ 173,603